OPERATING SGEMENTS	12 Months Ended
Jun. 30, 2020
Operating Segments [abstract]
Disclosure of entitys reportable segments [text block]

ACCOUNTING POLICIES

Operating segments are reported in a manner consistent with internal reports that the Group’s chief operating decision maker (CODM) reviews regularly in allocating resources and assessing performance of operating segments. The CODM has been identified as the Group’s Executive Committee. The Group has one revenue stream, the sale of gold. To identify operating segments, management reviewed various factors, including operational structure and mining infrastructure. It was determined that an operating segment consists of a single or multiple metallurgical plants and reclamation sites that, together with its tailings storage facility, is capable of operating independently.

When assessing profitability, the CODM considers, inter alia, the revenue and production costs of each segment. The net of these amounts is the operating profit or loss. Therefore, operating profit has been disclosed in the segment report as the primary measure of profit or loss. The CODM also considered other costs that, in addition to the operating profit or loss, result in the working profit or loss.

Ergo is a surface gold retreatment operation which treats old slime dams and sand dumps to the south of Johannesburg’s central business district as well as the East and Central Rand goldfields. The operation comprises three plants. The Ergo and Knights plants continue to operate as metallurgical plants. The City Deep plant continues to operate as a pump/milling station feeding the metallurgical plants.

FWGR is a surface gold retreatment operation and treats old slime dams in the West Rand goldfields. Phase 1, which entails the reconfiguration of the Driefontein 2 plant and relevant infrastructure to process tailings from the Driefontein 5 slimes dam and deposit residues on the Driefontein 4 Tailings Storage Facility, was commissioned on 1 April 2019.

Corporate office and other reconciling items (collectively referred to as "Other reconciling items") are taken into consideration in the strategic decision-making process of the chief operating decision maker and are therefore included in the disclosure here, even though they do not earn revenue. This includes taking into consideration the Group’s adjusted EBITDA for the purpose of the covenants imposed by the Company’s borrowings that was initially entered into to finance the development of Phase 1 of FWGR and working capital requirements of the Group (refer note 20).

			Other
2020			reconciling
Amounts in R million	Ergo	FWGR	items	Total

Financial performance
Revenue (External)	3,064.3	1,120.7	-	4,185.0
Cash operating costs	(2,274.0)	(352.0)	-	(2,626.0)
Movement in gold in process and finished inventories - Gold Bullion	1.8	1.3	-	3.1

Operating profit	792.1	770.0	-	1,562.1
Administration expenses and other costs	(131.6)	(20.7)	(157.6)	(309.9)
Interest income [1]	13.9	2.9	50.6	67.4
Interest expense [2]	(5.2)	-	(4.5)	(9.7)
Current tax	(145.8)	(117.4)	-	(263.2)

Working profit/(loss) before additions to property, plant and equipment	523.4	634.8	(111.5)	1,046.7
Additions to property, plant and equipment	(114.4)	(68.0)	(0.3)	(182.7)

Working profit/(loss) after additions to property, plant and equipment	409.0	566.8	(111.8)	864.0
[1] Interest income excludes the unwinding of the Payments made under protest
[2] Interest expense excludes the discount recognised on the initial recognition of the Payments made under protest

Reconciliation of profit/(loss) for the year to working profit/(loss) before additions to property, plant and equipment
Profit/(loss) for the year	297.1	424.9	(87.0)	635.0

- Deferred tax	(6.6)	86.5	0.8	80.7
- Net other operating costs/(income)	51.5	14.8	(24.5)	41.8
- Ongoing rehabilitation expenditure	22.3	2.0	-	24.3
- Discount recognised on Payments made under protest including subsequent unwinding	3.2	-	-	3.2
- Unwinding of provision for environmental rehabilitation	36.5	14.3	1.2	52.0
- Growth in investment in environmental obligation funds	(11.2)	(25.2)	(2.1)	(38.5)
- Other income	(0.7)	-	-	(0.7)
- Change in estimate of environmental rehabilitation recognised in profit or loss	(19.1)	(2.1)	(0.7)	(21.9)
- Depreciation	150.4	119.6	0.8	270.8

Working profit/(loss) before additions to property, plant and equipment	523.4	634.8	(111.5)	1,046.7

Statement of cash flows
Cash inflows from operating activities	546.1	563.1	19.7	1,128.9
Cash outflows from investing activities	(135.7)	(60.1)	(6.7)	(202.5)
Cash (outflows)/inflows from financing activities	(405.5)	(500.8)	1,415.5	509.2

Reconciliation of adjusted EBITDA
Profit for the year				635.0
Income tax				343.9
Profit before tax				978.9
Finance expense				68.8
Finance income				(109.8)
Results from operating activities				937.9
Depreciation				270.8
Share-based payment expense				224.1
Change in estimate of environmental rehabilitation recognised in profit or loss				(21.9)
Gain on disposal of property, plant and equipment				(0.7)
Transaction costs				1.4

Adjusted EBITDA [1]				1,411.6
[1] Adjusted EBITDA (that was considered from the year ended 30 June 2019 following the initial RCF agreement) may not be comparable to similarly titled measures of other companies. Adjusted EBITDA is not a measure of performance under IFRS and should be considered in addition to, and not as a substitute for, other measures of financial performance and liquidity.

			Other
2019			reconciling
Amounts in R million	Ergo	FWGR	items	Total

Financial performance
Revenue (External)	2,577.5	184.6	-	2,762.1
Cash operating costs	(2,311.1)	(111.8)	-	(2,422.9)
Movement in gold in process and finished inventories - Gold Bullion	16.4	16.2	-	32.6

Operating profit	282.8	89.0	-	371.8
Retrenchment costs	(1.6)	(4.7)	-	(6.3)
Administration expenses and other costs	(12.0)	(2.3)	(76.6)	(90.9)
Interest income [1]	6.5	-	10.4	16.9
Interest expense [2]	(2.4)	-	(3.2)	(5.6)
Current tax	1.6	-	-	1.6

Working profit/(loss) before additions to property, plant and equipment	274.9	82.0	(69.4)	287.5
Additions to property, plant and equipment	(22.8)	(330.7)	(0.2)	(353.7)

Working profit/(loss) after additions to property, plant and equipment	252.1	(248.7)	(69.6)	(66.2)
[1] Interest income excludes the unwinding of the Payments made under protest
[2] Interest expense excludes the discount recognised on the initial recognition of the Payments made under protest

Reconciliation of profit/(loss) for the year to working profit/(loss) before additions to property, plant and equipment
Profit/(loss) for the year	82.3	28.7	(32.5)	78.5
	-	-	-	-
- Deferred tax	16.2	13.4	(1.4)	28.2
- Net other operating costs/(income)	40.2	15.4	(25.7)	29.9
- Ongoing rehabilitation expenditure	16.6	1.7	-	18.3
- Discount recognised on Payments made under protest including subsequent unwinding	3.5	-	-	3.5
- Unwinding of provision for environmental rehabilitation	45.4	19.6	1.3	66.3
- Growth in investment in environmental obligation funds	(11.3)	(22.5)	(4.6)	(38.4)
- Other income	(2.2)	-	(5.7)	(7.9)
- Change in estimate of environmental rehabilitation recognised in profit or loss	(58.6)	-	(1.4)	(60.0)
- Depreciation	142.8	25.7	0.6	169.1
	-	-	-	-
Working profit/(loss) before additions to property, plant and equipment	274.9	82.0	(69.4)	287.5

Statement of cash flows
Cash inflows/(outflows) from operating activities	221.7	89.3	(22.7)	288.3
Cash (outflows)/inflows from investing activities	(39.4)	(324.4)	60.8	(303.0)
Cash (outflows)/inflows from financing activities	(291.7)	236.7	47.1	(7.9)

Reconciliation of adjusted EBITDA
Profit for the year				78.5
Income tax				26.6
Profit before tax				105.1
Finance expense				78.4
Finance income				(58.3)
Results from operating activities				125.2
Depreciation				169.1
Share-based payment expense				21.4
Change in estimate of environmental rehabilitation recognised in
profit or loss				(60.0)
Gain on financial instruments at fair value through profit or loss				(2.1)
Gain on disposal of property, plant and equipment				(5.8)
Retrenchment costs				6.3
	-	-	-	-
Adjusted EBITDA [1]				254.1
[1] Adjusted EBITDA (that was considered from the year ended 30 June 2019 following the initial RCF agreement) may not be comparable to similarly titled measures of other companies. Adjusted EBITDA is not a measure of performance under IFRS and should be considered in addition to, and not as a substitute for, other measures of financial performance and liquidity.

		Other
2018		reconciling
Amounts in R million	Ergo	items	Total

Financial performance
Revenue (External)	2,490.4	-	2,490.4
Cash operating costs	(2,159.7)	-	(2,159.7)
Movement in gold in process and finished inventories - Gold Bullion	24.5	-	24.5

Operating profit	355.2	-	355.2
Administration expenses and other costs [1]	(11.5)	(78.6)	(90.1)
Interest income [2]	9.5	12.3	21.8
Interest expense [3]	(3.1)	(1.0)	(4.1)
Current tax	(2.9)	(3.5)	(6.4)

Working profit/(loss) before additions to property, plant and equipment	347.2	(70.8)	276.4
Additions to property, plant and equipment	(125.2)	(0.9)	(126.1)
	-	-	-
Working profit/(loss) after additions to property, plant and equipment	222.0	(71.7)	150.3
[1] Administration expenses and general costs excludes loss on disposal of property, plant and equipment
[2] Interest income excludes the unwinding of the Payments made under protest
[3] Interest expense excludes the discount recognised on the initial recognition of the Payments made under protest

Reconciliation of profit/(loss) for the year to working profit/(loss) before additions to property, plant and equipment
Profit/(loss) for the year	53.3	(46.8)	6.5

- Deferred tax	23.2	(3.7)	19.5
- Net other operating (costs)/income	36.2	(15.6)	20.6
- Ongoing rehabilitation expenditure	26.7	-	26.7
- Discount recognised on Payments made under protest including subsequent unwinding	8.1	-	8.1
- Unwinding of provision for environmental rehabilitation	44.3	1.3	45.6
- Loss on disposal of property, plant and equipment	0.6	-	0.6
- Growth in environmental rehabilitation obligation funds	(10.1)	(6.2)	(16.3)
- Change in estimate of provision for environmental rehabilitation recognised in profit or loss	(2.5)	(0.4)	(2.9)
- Depreciation	167.4	0.6	168.0

Working profit/(loss) before additions to property, plant and equipment	347.2	(70.8)	276.4

Statement of cash flows
Cash inflows/(outflows) from operating activities	285.3	(51.5)	233.8
Cash outflows from investing activities	(140.2)	(0.2)	(140.4)
Cash outflows from financing activities	(2.8)	(42.2)	(45.0)